Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - Continuing operation [member] - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value of goodwill	$ 247	$ 247
Net carrying value of goodwill, per cent of net equity	1.00%	1.00%